REPORTING SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
REPORTING SEGMENT AND GEOGRAPHIC INFORMATION	REPORTING SEGMENT AND GEOGRAPHIC INFORMATION
The Company operates as a single operating segment, with its Chief Executive Officer acting as the Chief Operating Decision Maker (CODM). The CODM regularly reviews the financial information on a consolidated basis and evaluates the segment's performance based on its operating loss and net loss, as reported in the consolidated statements of comprehensive loss. This financial metric is used to assess overall business performance, support resource allocation decisions and annual budgeting process.

The CODM does not review segment-specific asset information when evaluating the Company's performance, and therefore, such details are not presented.

The following table presents financial information with respect to the Company’s single operating segment for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023
Revenues	$1,297	$183	$1,608
Cost of revenues non-recurring costs (1)	15,936	—	—
Cost of revenues	1,635	3,681	3,270
Gross loss	$(16,274)	$(3,498)	$(1,662)
Research and development employee labor costs (excluding share based compensation expenses)	19,167	21,821	24,068
Other research and development expenses	24,579	29,131	37,959
Research and development share based compensation expenses	2,444	4,205	8,397
Research and development non-recurring expenses (2)	(758)	(5,697)	12,238
Selling, general and administrative employee labor costs (excluding share based compensation expenses)	7,884	10,609	11,330
Other selling, general and administrative expenses	8,990	10,182	15,707
Selling, general and administrative share based compensation expenses	2,623	5,380	7,881
Selling, general and administrative non-recurring expenses (3)	491	—	650
Impairment of long-lived assets (4)	24,716	—	—
Total operating expenses	90,136	75,631	118,230
Operating loss	$(106,410)	$(79,129)	$(119,892)
Income (Loss) from warrants remeasurement	37,953	(22,750)	396
Financial income (expenses), net	10,658	(7,812)	3,928
Net loss before income tax	(57,799)	(109,691)	(115,568)
Taxes on income (tax benefit)	(1,992)	2,063	(1,360)
Net loss	$(55,807)	$(111,754)	$(114,208)
NOTE 18. REPORTING SEGMENT AND GEOGRAPHIC INFORMATION (cont.)

(1) Includes inventory write-downs to net realizable value and write-offs of inventory that currently has no operational use and one-time costs related to the pause in production.
(2) Includes one-time expenses related to reduction-in-force of R&D employees in the amount of $1,610 and R&D tax credit income in the amount of $2,368 during the year ended December 31, 2025 and R&D tax credit income during the year ended December 31, 2024.
(3) Includes one-time expenses related to reduction-in-force of SG&A employees during the year ended
December 31, 2025.
(4) Impairment charges of long-lived assets and loss from lease termination (see Note 5 and Note 6).

Entity wide disclosures

The Company attributes revenues from external customers to individual countries based on the customer’s billing address.

Net sales attributed to countries that represent a significant portion of consolidated net sales are as follows:

	Year ended December 31,
	2025	2024	2023
Germany	$801	$—	$—
Japan	$408	$—	$—
France	$60	$11	$1,398
United States	28	172	210
Total	$1,297	$183	$1,608

Long-lived assets other than financial instruments attributed to countries that represent a significant portion of consolidated assets are as follows:

	December 31, 2025	December 31, 2024
Israel	17%	14%
United Kingdom	53%	64%
United States	30%	22%